Litigations - Changes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payments	$ (621)
Translation adjustment	257
Current liabilities	849		$ 1,036
Non-current liabilities	2,700		2,446
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	576	$ 456
Additions and reversals, net	3	2
Payments	(3)	(1)
Indexation and interest	18	14
Translation adjustment	49	29
Balance at the ending	643	499
Current liabilities	20	15
Non-current liabilities	623	484
Provisions	643	499
Discontinued operations		(1)
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	291	284
Additions and reversals, net	27	24
Payments	(23)	(26)
Indexation and interest	20	28
Translation adjustment	23	15
Balance at the ending	338	318
Current liabilities	24	23
Non-current liabilities	314	295
Provisions	338	318
Discontinued operations		(7)
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	411	358
Additions and reversals, net	51	32
Payments	(39)	(25)
Indexation and interest	11	14
Translation adjustment	37	25
Balance at the ending	471	402
Current liabilities	75	64
Non-current liabilities	396	338
Provisions	471	402
Discontinued operations		(2)
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	14	7
Additions and reversals, net	2	6
Payments	(3)
Indexation and interest	2
Translation adjustment	1	1
Balance at the ending	16	14
Current liabilities	2	6
Non-current liabilities	14	8
Provisions	16	14
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,292	1,105
Additions and reversals, net	83	64
Payments	(68)	(52)
Indexation and interest	51	56
Translation adjustment	110	70
Balance at the ending	1,468	1,233
Current liabilities	121	108	106
Non-current liabilities	1,347	1,125	$ 1,186
Provisions	$ 1,468	1,233
Discontinued operations		$ (10)